INCOME TAX EXPENSE (RECOVERY) - Components of deferred tax (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax expense
Deferred tax assets	$ 190.1	$ 158.1
Deferred tax liabilities - net	269.3	220.2	$ 222.3
Accrued expenses and other
Income tax expense
Deferred tax assets	29.2	39.5
Deferred tax liabilities	2.7	2.4
Property, plant and equipment
Income tax expense
Deferred tax assets	26.3	25.5
Deferred tax liabilities	423.4	340.2
Reclamation and remediation obligations
Income tax expense
Deferred tax assets	88.4	69.5
Deferred tax liabilities	2.8
Inventory capitalization
Income tax expense
Deferred tax assets	11.5	4.3
Deferred tax liabilities	30.5	35.7
Non-capital loss
Income tax expense
Deferred tax assets	$ 34.7	$ 19.3